TAXATION - Summary of Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	$ 33,153	$ 28,044
(Charge)/credit to income	(2,701)	4,072
Currency translation differences	(509)	769
Other comprehensive income	(448)	239
Other	(133)	29
Deferred tax asset, Ending balance	29,362	33,153
Deferred tax liability, Beginning Balance	(27,305)	(32,042)
Credit/(charge) to income	37	4,577
Currency translation differences	233	(184)
Other comprehensive income	(2,495)	510
Other	47	(166)
Deferred tax liability, Ending Balance	(29,483)	(27,305)
Deferred tax liability (asset)	(121)	5,848
Deferred tax asset	12,426	16,311
Deferred tax liability	(12,547)	(10,463)
Decommissioning and other provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	6,567	5,380
(Charge)/credit to income	63	1,057
Currency translation differences	(64)	140
Other comprehensive income	(3)	0
Other	(1)	(10)
Deferred tax asset, Ending balance	6,562	6,567
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	5,232	3,014
(Charge)/credit to income	(163)	1,975
Currency translation differences	(75)	163
Other comprehensive income	0	0
Other	(1)	80
Deferred tax asset, Ending balance	4,993	5,232
Deferred tax liability, Beginning Balance	(23,801)	(28,040)
Credit/(charge) to income	566	4,355
Currency translation differences	71	(143)
Other comprehensive income	(18)	(1)
Other	38	28
Deferred tax liability, Ending Balance	(23,144)	(23,801)
Tax losses and credits carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	12,496	11,629
(Charge)/credit to income	(1,669)	685
Currency translation differences	(252)	286
Other comprehensive income	64	9
Other	(121)	(113)
Deferred tax asset, Ending balance	10,518	12,496
Retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	3,774	3,660
(Charge)/credit to income	(537)	(250)
Currency translation differences	(72)	122
Other comprehensive income	(435)	242
Other	14	0
Deferred tax asset, Ending balance	2,744	3,774
Deferred tax liability, Beginning Balance	(673)	(1,093)
Credit/(charge) to income	319	4
Currency translation differences	114	(2)
Other comprehensive income	(2,481)	511
Other	(15)	(93)
Deferred tax liability, Ending Balance	(2,736)	(673)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset, Beginning balance	5,084	4,361
(Charge)/credit to income	(395)	605
Currency translation differences	(46)	58
Other comprehensive income	(74)	(12)
Other	(24)	72
Deferred tax asset, Ending balance	4,545	5,084
Deferred tax liability, Beginning Balance	(2,831)	(2,909)
Credit/(charge) to income	(848)	218
Currency translation differences	48	(39)
Other comprehensive income	4	0
Other	24	(101)
Deferred tax liability, Ending Balance	$ (3,603)	$ (2,831)